PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2022
Prepaid Expenses And Other Current Assets Abstract
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 4 - PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets are as following:

	December 31,
	2022	2021
Receivable from the Dutch tax authorities (1)	$-	$9,091
Receivable from the German authorities – COVID-19 (2)	483	527
Dutch Governmental support – COVID-19 (3)	4,302	2,614
Value Added Tax (VAT) receivable	1,759	691
Prepaid uniforms	811	435
Prepaid insurance	536	380
Other	1,914	2,283
Total prepaid expenses and other current assets	$9,805	$16,021

(1)
The Company is obligated to hold restricted cash in the Netherlands, which is restricted for payments to the tax authorities. From time to time the Company is allowed to make a request to release the money from the restricted account into the regular bank account. As part of the process the Company transfers the requested amount to the Dutch tax authorities, who pay it back after a few weeks into the Company’s regular bank account.

(2)
In Germany, the employees are eligible for payroll support. The Company pays to its German employees their full salary and the Company is being reimbursed by the German government for the payroll support amount.

(3)	In the Netherlands, the Company was eligible for support following the COVID-19 crisis.